SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
Share Capital [Abstract]
SHARE CAPITAL	8. SHARE CAPITAL Authorized share capital:
	2011	2010
1,000 shares of $1 par value	1,000	1,000
Issued and outstanding share capital:
	2011	2010
100 common shares of $1 par value	100	100